Share capital, stock options and other stock-based plans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio	0.1
Compensation expense | $	$ 1,357	$ 2,630
Stock-based compensation settled in shares | $	1,066	1,727
Stock-based compensation settled in cash | $	291	903
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $	$ 1,357	$ 1,727
Granted (in shares) | shares	224,050	435,128
Compensation cost not yet recognized | $	$ 950
Compensation cost not yet recognized, period for recognition (in years)	1 year
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	104,215	147,557
Vesting period (in years)	3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	0	185,365
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	119,835	102,206
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on exercise of share units (in shares) | shares	108,432	44,186